Contingent Liabilities (Schedule of Claims Amounts of Submission fo the Group) (Details) ₪ in Millions	Dec. 31, 2020 ILS (₪)
Disclosure of contingent liabilities [line items]
Exposure amount	₪ 1,839	[1]
Exposure amount for claims without an estimate of chance of success	80
Total claims amount	1,919
Consumer Claims [Member]
Disclosure of contingent liabilities [line items]
Exposure amount	1,829	[1]
Exposure amount for claims without an estimate of chance of success	80
Total claims amount	1,909
Other Claims [Member]
Disclosure of contingent liabilities [line items]
Exposure amount	10	[1]
Exposure amount for claims without an estimate of chance of success
Total claims amount	₪ 10

[1]	Following the reporting period, In addition to the claims listed in the table, three claims and motions for approval as class actions were filed against the Group, totalling approximately NIS 238 million, at this preliminary stage their prospects of success cannot be estimated.